Cover Page	6 Months Ended
Sep. 30, 2020
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Entity Central Index Key	0001163653
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	NOMURA HOLDINGS, INC.
Current Fiscal Year End Date	--03-31